Inventories	12 Months Ended
Dec. 31, 2021
Gelesis
Inventories
6.	Inventories

Inventories consisted of the following (in thousands):

	At December 31,
	2021	2020
Raw materials	$8,074	$1,213
Work in process	2,643	913
Finished goods	2,786	2,433
Consignment inventories	—	563
Total inventories	$13,503	$5,122